Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	$ 4,536,025	$ 5,880,733
Transfers:
Net changes of financial assets	162,997	121,749
Write-off		0
Other adjustments	0	0
Ending balance	2,687,485	4,536,025
Gross carrying amount
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(37,704)	35,495
Write-off	0	0
Gross carrying amount | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	17,073,439	15,729,009
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	527,008	1,379,718
Write-off	(43,800)	(38,193)
Other adjustments	3,122	2,905
Ending balance	17,559,769	17,073,439
Gross carrying amount | Stage 1 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	14,635,723	14,672,080
Transfers:
Transfers from stage 1 to stage 2	(3,369,333)	(2,265,541)
Transfers from stage 1 to stage 3	(35,377)	(108,610)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	2,873,839	936,562
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	20,596
Net changes of financial assets	654,681	1,377,161
Write-off	0	0
Other adjustments	3,123	3,475
Ending balance	14,762,656	14,635,723
Gross carrying amount | Stage 2 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	1,713,185	367,467
Transfers:
Transfers from stage 1 to stage 2	3,369,333	2,265,541
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(628,525)	(397,175)
Transfers from stage 2 to stage 1	(2,873,839)	(936,562)
Transfers from stage 3 to stage 2	476,841	419,626
Transfers from stage 3 to stage 1	0
Net changes of financial assets	(112,062)	(5,294)
Write-off	0
Other adjustments	(1)	(418)
Ending balance	1,944,932	1,713,185
Gross carrying amount | Stage 3 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	724,531	689,462
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	35,377	108,610
Transfers from stage 2 to stage 3	628,525	397,175
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(476,841)	(419,626)
Transfers from stage 3 to stage 1	0	(20,596)
Net changes of financial assets	(15,611)	7,851
Write-off	(43,800)	(38,193)
Other adjustments	0	(152)
Ending balance	852,181	724,531
ECL allowance
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(1)	1
Write-off	0	0
ECL allowance | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	216,133	162,756
Transfers:
Transfers from stage 1 to stage 2	75,838	45,920
Transfers from stage 1 to stage 3	1,936	5,965
Transfers from stage 2 to stage 3	37,970	16,881
Transfers from stage 2 to stage 1	(66,173)	(51,089)
Transfers from stage 3 to stage 2	(43,360)	(12,812)
Transfers from stage 3 to stage 1	0	(1,279)
Net changes of the exposure and modifications in credit risk	47,826	88,025
Write-off	(43,800)	(38,193)
Other adjustments	0	(41)
Ending balance	226,370	216,133
ECL allowance | Stage 1 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	8,651	19,388
Transfers:
Transfers from stage 1 to stage 2	(6,317)	(12,382)
Transfers from stage 1 to stage 3	(152)	(848)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	6,727	6,893
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	135
Net changes of the exposure and modifications in credit risk	1,438	(4,536)
Write-off	0	0
Other adjustments	0	1
Ending balance	10,347	8,651
ECL allowance | Stage 2 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	53,371	10,462
Transfers:
Transfers from stage 1 to stage 2	82,155	58,302
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(31,271)	(18,422)
Transfers from stage 2 to stage 1	(72,900)	(57,982)
Transfers from stage 3 to stage 2	39,601	58,566
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(10,626)	2,490
Write-off	0	0
Other adjustments	0	(45)
Ending balance	60,330	53,371
ECL allowance | Stage 3 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	154,111	132,906
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	2,088	6,813
Transfers from stage 2 to stage 3	69,241	35,303
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(82,961)	(71,378)
Transfers from stage 3 to stage 1	0	(1,414)
Net changes of the exposure and modifications in credit risk	57,014	90,071
Write-off	(43,800)	(38,193)
Other adjustments	0	3
Ending balance	$ 155,693	$ 154,111